Cover	Sep. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2022
Entity File Number	000-51300
Entity Registrant Name	Zumiez Inc.
Entity Central Index Key	0001318008
Entity Tax Identification Number	91-1040022
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	4001 204th Street SW
Entity Address, City or Town	Lynnwood
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98036
City Area Code	425
Local Phone Number	551-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ZUMZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false